OTHER RECEIVABLES, NET (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Yiang
Payment of refundable deposit	$ 6,396,842
Chengtai
Payment of refundable deposit	6,780,181
Zhongrun
Payment of refundable deposit	$ 91,955